PRE-OPENING EXPENSES (Tables)	12 Months Ended
Dec. 31, 2021
PRE-OPENING EXPENSES
Schedule of pre-opening expenses incurred during the hotel pre-opening period

	Years Ended December 31,
	2019	2020	2021
Rents	460	251	68
Personnel costs	14	15	5
Others	28	22	8
Total	502	288	81